Debt - Summary of German Private Placement Tranches (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying value		$ 407,950	$ 393,532
German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying value		$ 120,956	116,699
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 64.0
Interest rate		1.09%
Carrying value		$ 70,704	68,215
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 31.0
Carrying value		$ 34,247	33,041
June 2024 | EURIBOR | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate	0.70%
June 2027 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 14.5
Interest rate		1.61%
Carrying value		$ 16,005	15,443
July 2025 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 51.5
Carrying value		$ 56,836	54,803
July 2025 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate	0.55%
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 62.0
Interest rate		2.741%
Carrying value		$ 68,388	65,967
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 29.5
Carrying value		32,539	31,388
July 2027 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate	0.70%
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 37.0
Carrying value		$ 40,803	39,365
July 2029 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate		3.044%
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 103.0
Carrying value		$ 113,586	109,585
July 2029 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate	0.85%
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 9.5
Interest rate		3.386%
Carrying value		$ 10,475	10,107
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 7.5
Carrying value		$ 8,269	7,979
July 2032 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate	1.00%
August 2035 | German Private Placement (2022 Schuldschein)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
August 2035 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
Carrying value		$ 77,054	$ 74,338